Short-Term Investments - Schedule of Fair Value Disclosure (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Fair Value Disclosure [Line Items]
Marketable securities	¥ 2,062,818,597	$ 293,480,907	¥ 847,927,125
Level 1 [Member]
Schedule of Fair Value Disclosure [Line Items]
Marketable securities	2,062,818,597		847,927,125
Level 2 [Member]
Schedule of Fair Value Disclosure [Line Items]
Marketable securities
Level 3 [Member]
Schedule of Fair Value Disclosure [Line Items]
Marketable securities